Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
May 31, 2026
TEC-NPRT1-0726
1.802190.122
Common Stocks - 95.8%
	Shares	Value ($)
CANADA - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Shopify Inc Class A (United States) (b)	3,736,700	443,583,657
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,402,904	13
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	46,100	1,609,351
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (f)	3,048,996	5,882,339
Financials - 0.0%
Financial Services - 0.0%
Pine Labs Ltd (b)(g)(h)	3,056,330	4,648,671
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	579,000	2,756,664
TOTAL INDIA		13,287,674
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	405,691	3,221,187
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	28
NETHERLANDS - 6.9%
Information Technology - 6.9%
Semiconductors & Semiconductor Equipment - 6.9%
ASML Holding NV	293,050	473,842,551
ASML Holding NV depository receipt	61,800	99,668,568
NXP Semiconductors NV	6,360,861	2,044,062,682

TOTAL NETHERLANDS		2,617,573,801
TAIWAN - 0.7%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,402,904	0
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd	3,799,488	280,693,337
TOTAL TAIWAN		280,693,337
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(c)(d)	72	0
Financials - 0.2%
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(c)(d)	41,427	57,982,886
TOTAL UNITED KINGDOM		57,982,886
UNITED STATES - 86.8%
Communication Services - 1.8%
Entertainment - 0.8%
Netflix Inc (b)	3,389,460	291,561,349
Interactive Media & Services - 1.0%
Epic Games Inc (b)(c)(d)	17,917	7,909,280
Meta Platforms Inc Class A	581,800	367,994,319
		375,903,599
TOTAL COMMUNICATION SERVICES		667,464,948
Consumer Discretionary - 2.2%
Broadline Retail - 2.1%
Amazon.com Inc (b)	2,981,100	806,804,904
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (b)	302,209	40,287,482
TOTAL CONSUMER DISCRETIONARY		847,092,386
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	29,110	1,158,578
Food Products - 0.0%
Local Bounti Corp (b)	118,993	205,857
TOTAL CONSUMER STAPLES		1,364,435
Financials - 0.0%
Financial Services - 0.0%
Stripe Global Holdings Inc Class B (c)	38,600	2,431,800
Industrials - 0.2%
Aerospace & Defense - 0.2%
Beta Technologies Inc Class A (b)	618,215	11,338,063
Relativity Space Inc (b)(c)(d)	6,703	7,105
Space Exploration Technologies Corp (b)(c)(d)	552,420	58,180,875
		69,526,043
Electrical Equipment - 0.0%
ESS Tech Inc Class A (b)	52,485	53,010
Ground Transportation - 0.0%
CreateAI Holdings Inc Class A (e)	86,300	21,575
TOTAL INDUSTRIALS		69,600,628
Information Technology - 82.6%
Communications Equipment - 5.2%
Cisco Systems Inc	16,325,473	1,965,913,459
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	1,510,200	224,657,352
Coherent Corp (b)	442,800	160,058,916
Jabil Inc	360,565	131,447,576
		516,163,844
IT Services - 5.1%
CoreWeave Inc Class A (b)	1,743,040	190,915,171
MongoDB Inc Class A (b)	1,370,786	459,967,242
Okta Inc Class A (b)	6,060,047	747,021,994
Snowflake Inc (b)	2,188,913	559,376,717
		1,957,281,124
Semiconductors & Semiconductor Equipment - 45.6%
Astera Labs Inc (b)	2,346,030	804,336,386
Broadcom Inc	2,899,084	1,295,223,759
Cerebras Systems Inc Class A (b)(e)	409,552	97,059,728
Cerebras Systems Inc Class B (f)	769,100	182,269,009
GlobalFoundries Inc (b)	18,442,187	1,474,821,694
KLA Corp	257,900	495,609,009
Marvell Technology Inc	8,478,657	1,738,124,685
Micron Technology Inc	308,249	299,309,779
Monolithic Power Systems Inc	178,178	279,064,165
NVIDIA Corp	40,669,080	8,586,869,552
ON Semiconductor Corp (b)	17,303,105	2,087,100,525
		17,339,788,291
Software - 10.8%
Algolia Inc (b)(c)(d)	153,503	2,452,978
Autodesk Inc (b)	197,600	45,706,856
Canva Inc Class A (b)(c)(d)	11,200	14,233,744
Celestial AI Inc (c)(d)	967,012	29,010
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	967,012	3,693,986
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	967,012	2,079,076
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	967,012	444,826
Celestial AI Inc escrow shares (c)(d)	967,012	9
Crowdstrike Holdings Inc Class A (b)	962,617	703,673,027
Datadog Inc Class A (b)	2,912,676	720,450,409
Figma Inc Class A	63,900	1,629,450
HubSpot Inc (b)	644,379	142,169,339
Manhattan Associates Inc (b)	2,880,214	432,176,111
Microsoft Corp	3,307,192	1,489,030,126
Netskope Inc Class A (b)(e)	77,200	937,207
Nutanix Inc Class A (b)	71,272	3,711,133
Rubrik Inc Class A (b)(e)	1,254,487	98,640,313
ServiceNow Inc (b)	3,755,456	467,066,063
		4,128,123,663
Technology Hardware, Storage & Peripherals - 14.5%
Apple Inc	12,786,666	3,990,206,992
Western Digital Corp	2,875,318	1,527,397,675
		5,517,604,667
TOTAL INFORMATION TECHNOLOGY		31,424,875,048
TOTAL UNITED STATES		33,012,829,245
TOTAL COMMON STOCKS (Cost $15,641,532,185)		36,430,781,179

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	3,096,200	3,158,124
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	147,191	0
TOTAL UNITED STATES		3,158,124
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,243,391)		3,158,124

Convertible Preferred Stocks - 3.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	96,743	30,721,707
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	40,842	8,347,626
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	382,800	4,850,076
Xsight Labs Ltd Series F (c)(d)	1,352,302	13,901,665

TOTAL ISRAEL		18,751,741
UNITED STATES - 3.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	18,000	401,040
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	597,699
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	123,700	1,744,170
Stripe Global Holdings Inc Series H (c)	17,100	1,077,300
Stripe Global Holdings Inc Series I (c)	486,000	30,618,000
Stripe Global Holdings Inc Series I (c)(d)	1,275	80,325
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	919,024
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	169,983	12,855,814
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	4,547	332,659
TOTAL FINANCIALS		47,627,292
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (b)(c)(d)	505,168	131,344
ABL Space Systems Co Series A8 (b)(c)(d)	111,201	28,912
ABL Space Systems Co Series A9 (b)(c)(d)	83,871	21,806
TOTAL INDUSTRIALS		182,062
Information Technology - 3.6%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	605,440	16,831,232
Electronic Equipment, Instruments & Components - 0.3%
Enevate Corp Series E (b)(c)(d)	9,477,386	95
Frore Systems Inc Series D (c)(d)	833,498	27,805,493
Vast Data Ltd Series A (b)(c)(d)	104,926	6,213,718
Vast Data Ltd Series A1 (b)(c)(d)	258,256	15,293,920
Vast Data Ltd Series A2 (b)(c)(d)	297,078	17,592,959
Vast Data Ltd Series B (b)(c)(d)	236,389	13,998,957
Vast Data Ltd Series C (b)(c)(d)	6,891	408,085
Vast Data Ltd Series E (b)(c)(d)	225,885	13,376,910
		94,690,137
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	257,284	1,644,044
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	463,916	5,650,497
Retym Inc Series D (b)(c)(d)	115,087	1,463,907
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,695,540
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	834,662
		9,644,606
Software - 3.2%
Algolia Inc Series D (b)(c)(d)	109,867	1,755,675
Anthropic PBC Series B (b)(c)(d)	658,500	387,863,085
Anthropic PBC Series D (b)(c)(d)	673,183	419,352,618
Anthropic PBC Series F (c)(d)	127,300	74,980,973
Databricks Inc Series G (b)(c)(d)	82,812	15,734,280
Databricks Inc Series H (b)(c)(d)	157,694	29,961,860
Databricks Inc Series H (c)	116,110	22,060,900
Databricks Inc Series I (c)	4,234	804,460
Databricks Inc Series J (c)	130,729	24,838,510
Databricks Inc Series K (c)	1,700	323,000
OpenAI Group Pbc Series A-2 (c)(d)	68,088	46,823,437
OpenAI Group Pbc Series A-3 (c)(d)	11,425	7,856,858
OpenAI Group Pbc Series C (c)(d)	129,354	88,955,452
Physical Intelligence Inc Series B (c)(d)	65,800	30,507,512
Physical Intelligence Inc Series C (c)	6,915	3,477,415
Runway AI Inc Series D (b)(c)(d)	1,846,660	27,016,636
Runway AI Inc Series E (c)(d)	116,232	1,700,474
Skyryse Inc Series B (b)(c)(d)	121,800	2,829,414
		1,186,842,559
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	274,211	17,247,872
Lightmatter Inc Series C2 (b)(c)(d)	43,071	2,767,312
Lightmatter Inc Series D (b)(c)(d)	187,200	14,710,176
		34,725,360
TOTAL INFORMATION TECHNOLOGY		1,344,377,938
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	5,141,527
TOTAL UNITED STATES		1,398,327,558
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $426,445,484)		1,456,148,632

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c)(d) (Cost $12,798,000)	711,000	4,138,020

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(i)	555,053	19,519
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	361,310	538,733
TOTAL UNITED STATES		558,252
TOTAL PREFERRED SECURITIES (Cost $921,895)		558,252

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.67	331,939,247	332,005,635
Fidelity Securities Lending Cash Central Fund (j)(k)	3.67	1,454,536	1,454,681
TOTAL MONEY MARKET FUNDS (Cost $333,460,316)			333,460,316

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $16,418,401,271)	38,228,244,523
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(180,862,871)
NET ASSETS - 100.0%	38,047,381,652

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,531,038,405 or 4.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $188,151,348 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,648,671 or 0.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,648,671 or 0.0% of net assets.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $31,848,685.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	863,180

ABL Space Systems Co Series A8	3/24/2021	4,413,489

ABL Space Systems Co Series A9	10/22/2021	5,098,960

Akeana Series C	1/23/2024	1,578,510

Algolia Inc	10/27/2021	4,489,203

Algolia Inc Series D	7/23/2021	3,213,066

Anthropic PBC Series B	3/22/2024	20,548,283

Anthropic PBC Series D	5/31/2024	20,198,519

Anthropic PBC Series F	8/18/2025	17,945,175

Astranis Space Technologies Corp Series C	3/19/2021	13,271,808

Bolt Technology OU Series E	1/3/2022	10,610,609

Bytedance Ltd Series E1	11/18/2020	10,600,535

Canva Inc Class A	8/19/2025 - 11/12/2025	18,436,768

Cazoo Group Ltd	3/28/2021	1,164,734

Celestial AI Inc	2/25/2025	24,860

Celestial AI Inc (Milestone 1) rights	2/25/2025	2,012,445

Celestial AI Inc (Milestone 2) rights	2/25/2025	1,546,327

Celestial AI Inc (Milestone 3) rights	2/25/2025	451,320

Celestial AI Inc escrow shares	2/25/2025	0

Checkr Inc Series E	8/24/2021	12,798,000

Databricks Inc Series G	2/1/2021	4,896,064

Databricks Inc Series H	8/31/2021	11,588,007

Diamond Foundry Inc Series C	3/15/2021	3,642,168

Discord Inc Series I	9/15/2021	991,124

Enevate Corp 10% 5/12/2199	11/12/2024	147,191

Enevate Corp 6%	11/2/2023 - 10/31/2025	556,545

Enevate Corp Series E	1/29/2021	10,507,435

Epic Games Inc	3/29/2021	15,856,545

Frore Systems Inc Series D	2/26/2026	27,944,938

GoBrands Inc Series G	3/2/2021	3,521,014

Gupshup Inc	6/8/2021	5,882,850

Lightmatter Inc Series C1	5/19/2023	4,512,636

Lightmatter Inc Series C2	12/18/2023	1,119,923

Lightmatter Inc Series D	10/11/2024	15,019,150

OpenAI Group Pbc Series A-2	9/30/2024	12,791,000

OpenAI Group Pbc Series A-3	8/4/2025	3,506,200

OpenAI Group Pbc Series C	3/27/2026	88,955,051

Physical Intelligence Inc Series B	10/24/2025	17,868,602

Relativity Space Inc	5/27/2021	11,020,585

Retym Inc Series C	5/17/2023 - 6/20/2023	3,610,102

Retym Inc Series D	1/29/2025	1,218,426

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	43,325,710

Runway AI Inc Series D	9/6/2024	20,021,076

Runway AI Inc Series E	11/4/2025	1,700,265

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	365,350

SiMa Technologies Inc Series B	5/10/2021	1,184,429

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	713,933

Skyryse Inc Series B	10/21/2021	3,006,020

Space Exploration Technologies Corp	11/22/2024	16,692,150

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	25,671

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	3,096,200

Tenstorrent Holdings Inc Series C1	4/23/2021	762,398

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	13,399,157

Tenstorrent Holdings Inc Series D2	7/17/2024	345,481

Vast Data Ltd Series A	11/28/2023	1,154,186

Vast Data Ltd Series A1	11/28/2023	2,840,816

Vast Data Ltd Series A2	11/28/2023	3,267,858

Vast Data Ltd Series B	11/28/2023	2,600,279

Vast Data Ltd Series C	11/28/2023	75,801

Vast Data Ltd Series E	11/28/2023	4,969,470

Xsight Labs Ltd Series D	2/16/2021	3,060,869

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,261,161

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	191,768,505	3,116,976,912	2,976,739,782	3,965,186	-	-	332,005,635	331,939,247	0.5%
Fidelity Securities Lending Cash Central Fund	117,124,171	470,206,140	585,875,630	13,301	-	-	1,454,681	1,454,536	0.0%
Total	308,892,676	3,587,183,052	3,562,615,412	3,978,487	-	-	333,460,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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